Taxation	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Taxation
Taxation

Income taxes consist of the following:

	Year ended December 31,
(In millions of U.S. dollars)	2014	2013	2012
Current tax expense:
Bermuda	—	—	—
Foreign	8.2	(0.5)	92.1
Deferred tax expense:
Bermuda	—	—	—
Foreign	12.3	20.3	8.4
Tax effect related to internal sales of assets	—	—	—
Amortization of tax effect on internal sale of assets	9.1	9.1	9.1

Total provision	29.6	28.9	109.6

Effective tax rate	-10.2%	10.9%	37.6%

The Company may be taxable in more than one jurisdiction based on its drilling rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction. Thus, the Company may pay tax within some jurisdictions even though it might have an overall loss at the consolidated level.

The effective tax rate for the twelve month period ended December 31, 2014 is negative as it is impacted by a significant loss on impairment of $480.6 million which is a non-tax deductible item.

In July, 2014 the U.K. enacted legislation limiting the amounts a U.K. based contractor would be able to deduct for charter payments made to related companies.  The legislation was made with retroactive effect from April, 2014. The impact to tax expense for 2014 is $5.3 million.

The income taxes for the years ended December 31, 2014 and 2013 differed from the amount computed by applying the statutory income tax rate of 0% due to operations in foreign jurisdictions with different applicable tax rates as compared to Bermuda.

	Year ended December 31,
(In millions of U.S. dollars)	2014	2013	2012
Income taxes at statutory rate	—	—	—
Effect of internal sale of assets	—	—	—
Effect of amortization of tax on internal sale of assets	9.1	9.1	9.1
Effect of change in uncertain tax positions relating to prior year	—	—	79.0
Effect of taxable income in various countries	20.5	19.8	21.5

Total	29.6	28.9	109.6

Deferred Income Taxes
Deferred income taxes reflect the impact of temporary differences between the amount of assets and liabilities recognized for financial reporting purposes and such amounts recognized for tax purposes. The net deferred tax assets (liabilities) consist of the following:
Deferred Tax Assets:

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Pension	21.7	15.4
Contracts and long term maintenance	3.6	1.0
Loss carry forward	6.5	2.9
Gross deferred tax asset	31.8	19.3

Deferred Tax Liability:

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Long term maintenance	50.7	32.9
Tax depreciation	0.3	0.4
Pensions	3.2	2.4
Gross deferred tax liability	54.2	35.7
Net deferred tax (liability)/asset	(22.4)	(16.4)

Net deferred taxes are classified as follows:

(In millions of U.S. dollars)	December 31, 2014	December 31, 2013
Short-term deferred tax asset	6.5	2.9
Long-term deferred tax asset	25.3	16.4
Short-term deferred tax liability	—	0.0
Long-term deferred tax liability	(54.2)	(35.7)
Net deferred tax (liability)/asset	(22.4)	(16.4)

As of December 31, 2014, deferred tax assets related to net operating loss ("NOL") carryforwards was $6.5 million, which can be used to offset future taxable income. NOL carryforwards were generated in Norway and will not expire.
In July, 2014 the U.K. enacted legislation limiting the amounts a U.K. based contractor would be able to deduct for charter payments made to related companies.  A ring fence was also applied to ensure profits from chartering rigs from affiliates are not reduced by tax benefits from unconnected  activities.  The legislation was made with retroactive effect from April, 2014. The change in law resulted in excess losses of approximately $25 million fully offset with a valuation allowance of approximately $25 million due to insufficient future taxable income.

North Atlantic is headquartered in Bermuda where we have been granted a tax exemption until 2035. Other jurisdictions in which the Company operates are taxable based on rig operations. A loss in one jurisdiction may not be offset against taxable income in another jurisdiction. Thus, the Company may pay tax within some jurisdictions even though it may have an overall loss at the consolidated level. The following table summarizes the earliest tax years that remain subject to examination by the major taxable jurisdictions in which the Company operates:

Jurisdiction	Earliest Open Year
Norway	2011
United Kingdom	2011
Faro Islands*	2014
Russia	2014

* North Atlantic operated the rig West Hercules while the rig was on a contract in the Faro Island, the contracting party for the period of operations in the Faro Islands was Seadrill Offshore AS.